Employee Cost - Summary of Employee Cost (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Salaries wages and bonus [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Salaries wages and bonus share based compensation	₨ 300.3	₨ 167.3	₨ 90.4